Other Operating Expenses (Tables)	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Schedule of Other Operating Expenses

	US dollar
Figures in million	2018	2017	2016

Profit on sale of property, plant and equipment	—	(3)	—
Social investment expenditure	6	6	4
Loss on scrapping of property, plant and equipment (refer to note 15)	—	10	4
Foreign exchange translation (gain)/loss (a)	53	(14)	43
Silicosis settlement provision/(reversal of provision) (b)	(5)	70	—
Provision/(reversal of provision) for ARM BEE Loan (c)	(3)	1	2
Other (income)/expenses - net	2	(2)	1

Total other operating expenses	53	68	54

(a) The majority of the foreign exchange gains and losses relates to the US$ borrowings. Refer to note 29 for more details.
(b) Refer to note 27 or details on the movement in the silicosis settlement provision.
(c) The provision was reversed following an increase in African Rainbow Minerals Limited's share price and dividends paid in the period between July 2017 and June 2018, which form part of the recoverability test at 30 June 2018. Refer to note 19 for further details on the ARM BEE loan.